Loss Per Share	6 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Loss per share
5	Loss per share

(a)	Basic and diluted loss per share

	31 December 2020 Cents	31 December 2019 Cents
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	(0.65)	(0.65)
Diluted loss per share	(0.65)	(0.65)

(b)	Reconciliation of loss used in calculating loss per share

	31 December 2020 A$	31 December 2019 A$
Basic loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic loss per share:	(8,561,862)	(5,640,258)

Diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating diluted loss per share:	(8,561,862)	(5,640,258)

(c)	Weighted average number of shares used as the denominator

	31 December 2020 Number	31 December 2019 Number

Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	1,323,432,372	868,327,981

Options that are considered to be potential ordinary shares are excluded from the weighted average number of ordinary shares used in the calculation of basic loss per share. Where dilutive, potential ordinary shares are included in the calculation of diluted loss per share. All the options on issue do not have the effect to dilute the loss per share. Therefore, they have been excluded from the calculation of diluted loss per share.